Stockholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended											0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended					9 Months Ended								12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended								9 Months Ended				1 Months Ended	9 Months Ended							0 Months Ended	9 Months Ended
	Sep. 24, 2013	Apr. 30, 2012	Feb. 29, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 12, 2013	May 31, 2012	Apr. 10, 2012	Feb. 17, 2012	Jan. 19, 2012	Sep. 30, 2011	Apr. 14, 2011	Dec. 31, 2010	May 31, 2010	Sep. 24, 2013 Series C-1 Convertible Preferred Stock [Member]	May 25, 2013 Series C-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-1 Convertible Preferred Stock [Member]	May 26, 2010 Series C-1 Convertible Preferred Stock [Member]	Sep. 24, 2013 Series C-2 Convertible Preferred Stock [Member]	May 25, 2013 Series C-2 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-2 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-2 Convertible Preferred Stock [Member]	May 26, 2010 Series C-2 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D Two Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Two Convertible Preferred Stock [Member]	May 26, 2010 Series D Two Convertible Preferred Stock [Member]	Sep. 30, 2013 Series F Convertible Preferred Stock [Member]	Sep. 24, 2013 Series F Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Convertible Preferred Stock [Member]	Dec. 31, 2012 Research and development [Member]	Dec. 31, 2011 Research and development [Member]	Dec. 31, 2012 General and administrative [Member]	Dec. 31, 2011 General and administrative [Member]	Sep. 24, 2013 Restricted Stock Units (RSUs) [Member]	Aug. 31, 2012 Restricted Stock Units (RSUs) [Member]	Apr. 30, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Aug. 20, 2012 Restricted Stock Units (RSUs) [Member]	Apr. 10, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Director [Member]	Apr. 10, 2012 Restricted Stock Units (RSUs) [Member] Director [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Employee [Member]	Apr. 10, 2012 Restricted Stock Units (RSUs) [Member] Employee [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Consultant [Member]	Aug. 17, 2012 Restricted Stock Units (RSUs) [Member] Consultant [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] Research and development [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member] Research and development [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] Research and development [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member] Research and development [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Research and development [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] General and administrative [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member] General and administrative [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] General and administrative [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member] General and administrative [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] General and administrative [Member]	Jan. 19, 2013 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member] Research and development [Member]	Sep. 30, 2012 Restricted Stock [Member] Research and development [Member]	Sep. 30, 2013 Restricted Stock [Member] Research and development [Member]	Sep. 30, 2012 Restricted Stock [Member] Research and development [Member]	Dec. 31, 2012 Restricted Stock [Member] Research and development [Member]	Sep. 30, 2013 Restricted Stock [Member] General and administrative [Member]	Sep. 30, 2012 Restricted Stock [Member] General and administrative [Member]	Sep. 30, 2013 Restricted Stock [Member] General and administrative [Member]	Sep. 30, 2012 Restricted Stock [Member] General and administrative [Member]	Dec. 31, 2012 Restricted Stock [Member] General and administrative [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 ESPP [Member]	Dec. 31, 2012 1994 Plan [Member]	Dec. 31, 2012 2004 Plan [Member]	Jan. 01, 2013 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Oct. 31, 2012 2010 Plan [Member]	Jul. 31, 2012 2010 Plan [Member]	May 31, 2012 2010 Plan [Member]	Sep. 30, 2011 2010 Plan [Member]	May 31, 2011 2010 Plan [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] Series C-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member] Series D-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2013 Common Stock [Member] Restricted Stock [Member]	Sep. 30, 2013 Common Stock [Member] Restricted Stock [Member]	Sep. 30, 2013 Employees [Member] Common Stock [Member]	Sep. 30, 2013 Employees [Member] Common Stock [Member] Restricted Stock [Member]	Sep. 30, 2013 President And Chief Executive Officer [Member] Common Stock [Member]	Sep. 30, 2013 Director [Member] Common Stock [Member]	Sep. 30, 2013 Director [Member] Common Stock [Member] Restricted Stock [Member]	Sep. 30, 2013 Officer [Member] Common Stock [Member] Restricted Stock [Member]	Sep. 24, 2013 Private Placement [Member] Series F Convertible Preferred Stock [Member]	Sep. 30, 2013 Private Placement [Member] Common Stock [Member] Restricted Stock [Member]	Sep. 30, 2013 Private Placement [Member] Management [Member] Common Stock [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues																																																																																								200,333,477	2,663,114	10,095,731	2,000,000	200,000	200,000	700,000	16,809,282	800,000	300,000	3,981,146	66,352,429		96,431,775	87,142,857
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																																																																																												The shares were issued under the 2010 Plan and vest quarterly beginning on January 14, 2013. These shares are subject to a reacquisition right if the services of the holder are terminated during the vesting period.
Preferred Stock, Convertible, Conversion To Common Stock Ratio				0.00007
Stockholders' Equity (Textual) [Abstract]
Preferred stock, shares authorized				8,000,000		8,000,000		8,000,000													11,000	11,000					22,000	22,000	22,000		5,134	5,134	10,868	10,868		10,000		10,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001													$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued																					7,081	5,792	5,043	5,134			0	500			0	4,615				3,250		0
Preferred stock, shares outstanding																					7,081	5,792	5,043				0	500			0	4,615				3,250		0																																							1,000
Issued warrants to purchase shares				390		390		390
Exercise Price Of Warrants				$ 21,500		$ 21,500
Exercise price of Warrants granted								21,500
Term of common stock warrants						5 years		5 years
Common Stock authorized for issuance				12,000,000,000		12,000,000,000		12,000,000,000	12,000,000,000																																																																						164	640		960			1,188,414
Options outstanding				91		91		592,230,567	894								980																																																														5	75		16
Shares remaining available for grants								1,356,722																																																																								537		0
Maximum percentage of the base salary of which an employee can purchase common stock																																																																														10.00%
Common stock are reserved for issuance upon exercise of the warrants								390																																																																							607,318,125	607,318,125		607,318,125
Increase in the shares of common stock authorized for issuance under the Employee Stock Purchase Plan																																																																																						16,007	33
Additional common shares authorized																																																																																	70,000	676,640,705	120,520	47,804
Share-based compensation expense				$ 2,742,000	$ 2,962,000	$ 8,568,000	$ 5,672,000	$ 8,604,000	$ 254,000																														$ 805,000	$ 0	$ 7,799,000	$ 254,000													$ 47	$ 0	$ 157	$ 0	$ 205	$ 0	$ 253,000	$ 52,000	$ 533,000	$ 755,000		$ 7,000	$ 12,000	$ 51,000	$ 23,000	$ 35,000	$ 593,000	$ 46,000	$ 714,000	$ 86,000	$ 132,000
Unamortized share-based compensation expense																																																	24,000		648		18,000												12,000	1,900,000		1,900,000			17,000,000		17,000,000
Restricted stock units granted																																																		10,360,892		14,219		2,700,000
Percentage of RSUs for employee vest																																															(45.50%)	25.00%
Period of share-based payment awards								36 months																																																																								10 years
Service period of share compensation								1 year 2 months 12 days																																						3 years																						20 months					38 months
Extension term period of employee stock purchase plan																																																																												2025	2015
Restricted stock units weighted average grant date value																																												$ 0.069	$ 0.06
Securities Purchase Agreement, Number Of Shares Issued In Transaction																																																																																																				3,250
Convertible Preferred Stock, Conversion Right Cap, Percent Of Common Stock Ownership																																					9.999%
Securities Purchase Agreement, Price Per Share																																																																																																				$ 1,000
Preferred Stock Dividends, Shares																			311	433					27	30
Conversion of Stock, Shares Converted									123,000												11	18,000,000			557						47
Warrants Expired										390
Class of Warrant or Right, Outstanding				0		0
Share-based Compensation Arrangement By Share-based Payment Award, Options, Cancellations In Period	592,230,471					592,230,471
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	17,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Cancellations in Period																																											10,375,111
Share-based Compensation Arrangement by Share-based Payment Award, Plan Term	10 years
Stockholders' Equity (Additional Textual) [Abstract]
Reverse stock split ratio			0.0001					100					0.0001	100		0.0001
Number of shares issued for stock split			0					100
Outstanding warrants								390
Common stock offered for purchase to employee												592,230,471						580
Shares of common stock issued and outstanding											10.00%
Options granted at exercise price												$ 0.06
Percentage of options granted at exercise price								100.00%
Percentage of grants vesting at one year anniversary of option award												25.00%
Vesting period of the other grant								1 year
Restricted stock units weighted average grant date value																																												$ 0.069	$ 0.06
Stock option exercises								0	0
Unrecognized compensation costs related to non-vested stock option awards				0		0		27,832,000
Forfeitures estimated								0.00%	0.00%
Restricted shares		2,987,850
Options exercisable have a weighted-average remaining contractual term								9 years 3 months 7 days
common stock for options outstanding and exercisable intrinsic value								$ 2,961,152
Percentage of common stock market value used for purchase price of Employee Stock Purchase Plan								85.00%
Maximum offer period for share purchase								24 months
Shares issued under the Employee Stock Purchase Plan								0	0
Purchase of common stock, shares								0
Common stock available for future issuance								0
Maximum authorized shares															17,000
Weighted average grant-date fair values of options granted		$ 0.0598						$ 0.0598
Employee stock purchases								0	0